Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (8,308)	$ (10,042)
Income and expense items not involving cash flows:
Depreciation and amortization	770	456
Stock-based compensation	4,166	3,764
Exchange rate differences	140	525
Realized and unrealized gains on non-designated derivative instruments	(204)
Interest on short-term deposits	517	275
Change in fair value of Forfeiture Shares		(25)
Change in earnout liability	174
Reduction in the carrying amount of ROU assets	418	484
Equity in earnings of investee, net of dividend received	(3)	5
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	(1,800)	4,735
Prepaid expenses and other current assets	825	207
Inventories	(762)	1,347
Other assets	(115)	74
Trade accounts payable	(1,864)	(1,835)
Accrued compensation	(1,620)	(771)
Other current liabilities	288	(155)
Change in operating lease liabilities	(230)	(418)
Other long-term liabilities	(3)	(16)
Net cash used in operating activities	(7,611)	(1,390)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(30,005)	(37,840)
Maturities of short-term deposits	53,278	56,979
Purchase of property and equipment	(357)	(30)
Derivative instruments of non-designated hedges	(265)
Net cash provided by investing activities	22,651	19,109
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares	(9,585)
Exercise of stock options	188	126
Net cash provided by (used in) financing activities	(9,397)	126
Effect of exchange rate changes on cash and cash equivalents	(69)	(5)
INCREASE IN CASH AND CASH EQUIVALENTS	5,574	17,839
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	35,423	17,261
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	40,997	35,100
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	19	35
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	62	212
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 213	$ 31